Document and Entity Information	Jul. 26, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 26, 2024
Entity Registrant Name	PhaseBio Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38697
Entity Tax Identification Number	03-0375697
Entity Address Address Line 1	3500 S. Dupont Highway
Entity Address Address Line 2	Dover
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19901
City Area Code	610
Local Phone Number	981-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PHASQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0001169245